Business Combination (Tables)	12 Months Ended
Dec. 31, 2017
Business Combination1 [Abstract]
Consideration paid and fair values of the identifiable assets acquired and liabilities assumed
The consideration paid and fair values of the identifiable assets acquired and liabilities assumed by the Company are as follows:

(000s)
Consideration paid
Cash paid to vendor	$48,313
Vendor take back loan	11,162
$59,475

Net assets acquired
Petroleum and natural gas assets	$71,564
Asset retirement obligations assumed	(12,089)
$59,475